Note 5 - Fixed Assets (Details) - Components of Fixed Assets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 182,274	$ 163,757
Accumulated depreciation	124,699	108,554
Net	57,575	55,203
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	2,519	2,524
Net	2,519	2,524
Building [Member]
Property, Plant and Equipment [Line Items]
Cost	10,231	10,126
Accumulated depreciation	4,028	3,724
Net	6,203	6,402
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	35,983	32,253
Accumulated depreciation	26,031	23,564
Net	9,952	8,689
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	43,399	39,373
Accumulated depreciation	29,435	27,322
Net	13,964	12,051
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	69,405	62,451
Accumulated depreciation	48,628	44,605
Net	20,777	17,846
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	20,737	17,030
Accumulated depreciation	16,577	9,339
Net	$ 4,160	$ 7,691